Summary of Significant Accounting Policies - Liquidity and Capital Resources (Details) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 10, 2020	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Summary of Significant Accounting Policies [Line items]
Issuance of common shares, net of issuance costs of $324,555			$ 3,244,433			$ 22,575,379
Proceeds from issuance of shares				$ 0		25,426,254
Cash and cash equivalents balance				$ 0	$ 10,546,749	10,546,749	$ 19,843,052
Sponsor
Summary of Significant Accounting Policies [Line items]
Offering expenses	$ 600,000
Therapeutics Acquisition Corp.
Summary of Significant Accounting Policies [Line items]
Deposit in operating bank account							700,000
Investment income held in the Trust Account							10,000
Working capital deficit							5,100,000
Issuance of common shares, net of issuance costs of $324,555					25,000
Deferred underwriting commissions					4,749,500
Sale of Private Placement Shares for purchase price					4,714,000
Cash and cash equivalents balance					$ 1,100,000	$ 1,100,000	$ 700,000
Share Price					$ 10.00	$ 10.00	$ 10.00
Therapeutics Acquisition Corp. | Sponsor
Summary of Significant Accounting Policies [Line items]
Issuance of common shares, net of issuance costs of $324,555	25,000	$ 25,000
Loan from related parties to cover expenses in connection with IPO	300,000
Underwriting commissions	2,700,000
Deferred underwriting commissions	4,800,000
Sale of Private Placement Shares for purchase price	4,700,000
Net proceeds from Private Placement Shares	137,100,000
Proceeds from issuance of shares	135,700,000
Cash and cash equivalents balance							$ 700,000
Loans may be convertible into private placement shares	$ 1,500,000
Share Price	$ 10.00